UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period
from February 25, 2016 to March 28, 2016

Commission File Number of issuing entity: 333-171055-01 Central Index Key Number of issuing entity: 0001108348

CITIBANK CREDIT CARD ISSUANCE TRUST

(Issuing Entity in respect of the Notes)
(Exact name of issuing entity as specified in its charter)

DELAWARE (State or other jurisdiction of incorporation or organization of issuing entity)	NOT APPLICABLE (I.R.S. Employer Identification No. of issuing entity)

Commission File Number of issuing entity: 333-171055-02 Central Index Key Number of issuing entity: 0000921864

CITIBANK CREDIT CARD MASTER TRUST I

(Issuing Entity in respect of the Collateral Certificate)
(Exact name of issuing entity as specified in its charter)

NEW YORK (State or other jurisdiction of incorporation or organization of issuing entity)	NOT APPLICABLE (I.R.S. Employer Identification No. of issuing entity)

Commission File Number of sponsor and depositor: 333-171055-03 Central Index Key Number of sponsor (if applicable): 0001522616

CITIBANK, N.A.

(Exact name of sponsor and depositor as specified in its charter)

Christopher R. Becker, Esq., Assistant General Counsel---Capital Markets and Corporate Reporting, (718)-248-4092
(Name and telephone number, including area code, of the person to contact in connection with this filing.)

13-5266470 (I.R.S. Employer Identification No.)
c/o CITIBANK, N.A.
701 East 60th Street North,
Mail Code 1251
Sioux Falls, South Dakota	57117
(Address of principal executive	(Zip Code)
offices of issuing entities)

(605) 331-2626
(Telephone number, including area code)
NOT APPLICABLE
(Former name, former address, if changed since last report)

Registered / reporting pursuant to
	Section	Section	Section	Name of exchange
Title of class	12(b)	12(g)	15(d)	(If Section 12(b))
Citiseries, Class A notes			[X]
Citiseries, Class B notes			[X]
Citiseries, Class C notes			[X]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  X  No

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The information required by Item 1121 of Regulation AB is provided below and in the report attached hereto as Exhibit 99. This report is the monthly report of Citibank Credit Card Issuance Trust containing information regarding the notes of the Citiseries, the Citibank Credit Card Master Trust I's  assets and the collateral certificate for the due period ending March 28, 2016 and the related payment dates for the notes delivered pursuant to Section 907 of the Indenture.

The issuance trust has issued Class A notes, Class B notes and Class C notes of the Citiseries pursuant to an Indenture between the issuance trust and Deutsche Bank Trust Company Americas, as trustee. Principal payments on Class B notes of the Citiseries are subordinated to payments on Class A notes of that series, and principal payments on Class C notes of the Citiseries are subordinated to payments on Class A and Class B notes of that series.

The issuance trust's primary asset - and its primary source of funds for the payment of principal of and interest on the notes - is a collateral certificate issued by the master trust to the issuance trust. The collateral certificate represents an undivided interest in the assets of the master trust. The master trust assets consist primarily of credit card receivables arising in a portfolio of revolving credit card accounts.

During the due period ending March 28, 2016 no master trust assets were the subject of a demand to repurchase or replace for breach of the representations and warranties in the underlying transaction agreements. The most recent Form ABS-15G filed by Citibank, N.A. was filed on February 16, 2016 under CIK number 0001541816.

For the definitions or descriptions of certain terms used in the attached report, as well as a description of the allocation and payment priorities and subordination provisions applicable to the notes of the Citiseries, see the Prospectus included in the issuance trust's Registration Statement on Form S-3 (File No. 333-171055-01), as amended or supplemented to the date hereof.

PART II - OTHER INFORMATION

Item 3. Sales of Securities and Use of Proceeds.

On March 4, 2016, the issuance trust issued and sold to Citibank, N.A. a tranche of Notes of the Citiseries entitled Floating Rate Class 2016-B1 Notes of March 2017 (Legal Maturity Date March 2019) in the principal amount of $475,000,000. The sale of the Class 2016-B1 Notes was exempt from registration under the Securities Act of 1933, as amended, pursuant to Section 4(a)(2) thereof.

On March 4, 2016, the issuance trust issued and sold to Citibank, N.A. a tranche of Notes of the Citiseries entitled Floating Rate Class 2016-C1 Notes of March 2017 (Legal Maturity Date March 2019) in the principal amount of $650,000,000. The sale of the Class 2016-C1 Notes was exempt from registration under the Securities Act of 1933, as amended, pursuant to Section 4(a)(2) thereof.

Item 7. Change of Sponsor Interest in the Securities.

On March 4, 2016, the issuance trust issued and Citibank, N.A. purchased (i) a tranche of Notes of the Citiseries entitled Floating Rate Class 2016-B1 Notes of March 2017 (Legal Maturity Date March 2019) in the principal amount of $475,000,000 and (ii) a tranche of Notes of the Citiseries entitled Floating Rate Class 2016-C1 Notes of March 2017 (Legal Maturity Date November 2019) in the principal amount of $650,000,000. As a result of these purchases, as well as maturities during the Due Period ended March 28, 2016 of other Notes of the Citiseries held by Citibank, N.A., Citibank, N.A.’s interest in the Notes of the Citiseries outstanding on March 28, 2016 was $3,950,000,000, which was $1,035,000,000 less than Citibank, N.A.’s interest in the Notes of the Citiseries outstanding on February 24, 2016.

Item 9. Exhibits

Exhibit No.	Description
99	Monthly Report for the Due Period ending March 28, 2016 and the related Payment Dates for the Notes.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CITIBANK, N.A., as Depositor and Managing Beneficiary of Citibank Credit Card Issuance Trust and as Depositor and Servicer of Citibank Credit Card Master Trust I
Date: April 15, 2016	By: /s/ Douglas C. Morrison Douglas C. Morrison Vice President